Segment Disclosures (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Segment Reporting Information By Segment

	Year Ended December 31, 2017
	(in thousands)
	Refined Products	Crude Oil	Intersegment Eliminations	Total
Transportation and terminals revenue	$1,261,012	$474,166	$(3,403)	$1,731,775
Product sales revenue	723,153	35,053	—	758,206
Affiliate management fee revenue	3,730	13,950	—	17,680
Total revenue	1,987,895	523,169	(3,403)	2,507,661
Operating expenses	459,440	127,215	(8,677)	577,978
Cost of product sales	594,292	41,325	—	635,617
(Earnings) losses of non-controlled entities	(821)	(120,173)	—	(120,994)
Operating margin	934,984	474,802	5,274	1,415,060
Depreciation, amortization and impairment expense	139,840	51,516	5,274	196,630
G&A expenses	122,127	43,590	—	165,717
Operating profit	$673,017	$379,696	$—	$1,052,713
Additions to long-lived assets	$391,955	$172,732		$564,687

	As of December 31, 2017
Segment assets	$4,279,700	$2,908,535		$7,188,235
Corporate assets				206,140
Total assets				$7,394,375
Goodwill	$41,178	$12,082		$53,260
Investments in non-controlled entities	$121,479	$961,032		$1,082,511

	Year Ended December 31, 2018
	(in thousands)
	Refined Products	Crude Oil	Intersegment Eliminations	Total
Transportation and terminals revenue	$1,316,616	$566,063	$(3,691)	$1,878,988
Product sales revenue	880,453	46,767	—	927,220
Affiliate management fee revenue	5,533	14,832	—	20,365
Total revenue	2,202,602	627,662	(3,691)	2,826,573
Operating expenses	486,596	172,478	(9,638)	649,436
Cost of product sales	660,185	44,128	—	704,313
Earnings of non-controlled entities	(18,884)	(162,233)	—	(181,117)
Operating margin	1,074,705	573,289	5,947	1,653,941
Depreciation, amortization and impairment expense	202,047	57,083	5,947	265,077
G&A expenses	140,333	53,950	—	194,283
Operating profit	$732,325	$462,256	$—	$1,194,581
Additions to long-lived assets	$357,359	$148,995		$506,354

	As of December 31, 2018
Segment assets	$4,687,351	$2,803,895		$7,491,246
Corporate assets				256,291
Total assets				$7,747,537
Goodwill	$41,178	$12,082		$53,260
Investments in non-controlled entities	$292,820	$783,486		$1,076,306

	Year Ended December 31, 2019
	(in thousands)
	Refined Products	Crude Oil	Intersegment Eliminations	Total
Transportation and terminals revenue	$1,355,682	$620,365	$(5,417)	$1,970,630
Product sales revenue	707,812	28,280	—	736,092
Affiliate management fee revenue	6,719	14,471	—	21,190
Total revenue	2,070,213	663,116	(5,417)	2,727,912
Operating expenses	471,743	173,261	(10,923)	634,081
Cost of product sales	591,228	28,051	—	619,279
Other operating (income) expense	(10,185)	7,210	—	(2,975)
Earnings of non-controlled entities	(8,070)	(160,891)	—	(168,961)
Operating margin	1,025,497	615,485	5,506	1,646,488
Depreciation, amortization and impairment expense	174,096	66,532	5,506	246,134
G&A expenses	140,735	55,915	—	196,650
Operating profit	$710,666	$493,038	$—	$1,203,704
Additions to long-lived assets	$805,902	$74,235		$880,137

	As of December 31, 2019
Segment assets	$5,411,920	$2,894,733		$8,306,653
Corporate assets				131,076
Total assets				$8,437,729
Goodwill	$41,178	$12,082		$53,260
Investments in non-controlled entities	$422,384	$818,167		$1,240,551